Assets held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held For Sale
Schedule of Assets Held for Sale

	December 31, 2025	December 31, 2024
Beginning balance	$387,797	$1,479,429
Additions	-	-
Reclassified to oil and gas properties	-	(172,112)
Proceeds on sale of assets held for sale	-	(629,523)
Loss on impairment and sale of assets held for sale	(328,631)	(132,737)
Foreign currency translation	(59,166)	(157,260)
	$-	$387,797